Condensed Financial Information of The Parent Company - Schedule of Condensed of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed of Comprehensive Income [Line Items]
Revenue	$ 219,971
Cost of revenue	(214,249)
Gross profit	5,722
Selling expenses		1,151,120
General and administrative expenses	260,403	250,000
Financial expenses	(23)	(1,488)
Loss from operation	(254,658)	(1,399,632)
Other loss:	(394)
Share of income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	2,795,731	(965,617)
Income (loss) before income tax expense	2,540,679	(2,365,249)
Income tax expense
Net income (loss)	2,540,679	(2,365,249)
Other Comprehensive loss
Foreign currency translation (loss) income	(100,093)	233,868
Total comprehensive income (loss)	$ 2,440,586	$ (2,131,381)